Income Taxes - Schedule of Significant Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Deferred gain on disposal of businesses	$ 7,500,000	$ 10,800,000
Deferred acquisition costs	16,500,000	14,200,000
Investments, net	5,800,000	5,000,000
Policyholder and separate account reserves	8,300,000	8,900,000
Employee benefits	2,800,000	2,800,000
Total deferred tax asset	40,900,000	41,700,000
Deferred tax liabilities:
Net unrealized appreciation on securities	(43,800,000)	(24,100,000)
Other	(600,000)	(800,000)
Total deferred tax liability	(44,400,000)	(24,900,000)
Net deferred income tax (liabilities) assets	(3,500,000)
Net deferred income tax (liabilities) assets		$ 16,800,000
Cumulative valuation allowance against deferred tax assets	0
Net operating or capital loss carryforwards	0
Tax credit carryforwards	$ 100,000